WARRANTS	9 Months Ended
Sep. 30, 2022
WARRANTS
WARRANTS

8. WARRANTS

Talos Victory Fund, LLC. In connection with the Talos Note #1, we issued to Talos Victory Fund 7,593,750 cashless warrants (the “Talos Note #1 Warrants”) with an exercise price of $0.008 per share. In August 2022, the Company issued 5,062,500 shares of common stock upon the exercise of a portion of the Talos Note #1 Warrants. The exercise of the Talos Note #1 Warrants was on a cashless basis.

Mast Hill Fund, L.P. In connection with the Mast Hill Note #1, we issued to Mast Hill Fund 14,062,500 cashless warrants (the “Mast Hill Fund Note #1 Warrants”) with an exercise price of $0.008 per share. In August 2022, the Company issued 9,375,000 shares of common stock upon the exercise of a portion of the Mast Hill Fund Note #1 Warrants. The exercise of the Mast Hill Fund Note #1 Warrants was on a cashless basis.

Additionally, in connection with the Mast Hill Note #2, the company issued to Mast Hill Fund 40,000,000 cashless warrants (the “Mast Hill Fund Note #2 Warrants”) with an exercise price of $0.0055 per share. The relative fair value associated with the warrants is $13,368 and has been recorded as a debt discount and will be amortized over the life of the note.

GS Capital Partners, LLC. In connection with the GS Capital Note #1, we issued to GS Capital 4,000,000 cashless warrants (the “GS Capital Warrants”) with an exercise price of $0.008 per share. The relative fair value associated with the warrants is $4,449 and has been recorded as a debt discount and will be amortized over the life of the note.

J.H. Darbie & Co. As a placement agent fee in connection with the Talos Note #1, in May 2022, the Company issued to J.H. Darbie & Co. (“Darbie”) 1,215,000 cashless warrants (the “Darbie Placement #1 Warrants”) with an exercise price of $0.008 per share.

As a placement agent fee in connection with the Mast Hill Note #1, in May 2022, the Company issued to Darbie 2,250,000 cashless warrants (the “Darbie Placement #2 Warrants”) with an exercise price of $0.008 per share. The relative fair value associated with the warrants is $3,485 and has been recorded as a debt discount and will be amortized over the life of the note.

As a placement agent fee in connection with the Mast Hill Note #2, in September 2022, the Company issued to Darbie 2,130,613 cashless warrants (the “Darbie Placement #3 Warrants”) with an exercise price of $0.0049 per share. The relative fair value associated with the warrants is $2,072 and has been recorded as a debt discount and will be amortized over the life of the note.